DISCONTINUED OPERATIONS - Discontinued operations of its sports and entertainment business (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues				$ 3,041,329
Cost of sales				5,060,393
Gross profit				(2,019,064)
Operating and other non-operating expenses			(50,298)	(2,191,837)
Loss from discontinued operations			(50,298)	(4,210,901)
Gain from sale of sports and entertainment business				1,122,528
Loss from discontinued operations			$ (50,298)	$ (3,088,373)